UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report

February 28, 2018

MFS® Government Markets Income Trust

PORTFOLIO OF INVESTMENTS

2/28/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 96.3%
U.S. Bonds - 90.6%
Agency - Other - 2.5%
Financing Corp., 10.35%, 8/03/2018	$3,820,000	$3,958,888

Asset-Backed & Securitized - 2.0%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 2.881% (LIBOR-3mo. + 1.16%), 7/15/2026 (n)	$541,000	$541,102
Atrium CDO Corp., 2011-A, “A1R”, FLR, 2.884% (LIBOR-3mo. + 1.14%), 10/23/2025 (n)	548,000	548,305
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.984% (LIBOR-3mo. + 2.25%), 1/18/2025 (n)	583,669	582,506
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	327,000	323,164
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	292,470	289,949
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	59,686	59,564
TICP CLO Ltd., FLR, 2.924% (LIBOR-3mo. + 1.18%), 1/20/2027 (n)	538,454	538,603
UBS Commercial Mortgage Trust 2017-C1, “A4”, 3.544%, 11/15/2050	279,000	277,410

		$3,160,603
Automotive - 0.1%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$241,000	$240,899

Building - 0.1%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$82,000	$84,240

Business Services - 0.3%
Cisco Systems, Inc., 2.6%, 2/28/2023	$299,000	$293,606
Fidelity National Information Services, Inc., 3.875%, 6/05/2024	271,000	275,527

		$569,133
Cable TV - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$242,000	$248,776
Comcast Corp., 4.2%, 8/15/2034	96,000	96,284
Time Warner Cable, Inc., 8.25%, 4/01/2019	1,000,000	1,055,591
Time Warner Cable, Inc., 4.5%, 9/15/2042	100,000	90,334

		$1,490,985
Chemicals - 0.2%
Sherwin Williams Co., 2.75%, 6/01/2022	$345,000	$336,418

Computer Software - 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$124,000	$122,347

Computer Software - Systems - 0.3%
Apple, Inc., 3.25%, 2/23/2026	$400,000	$393,611
Apple, Inc., 4.375%, 5/13/2045	121,000	126,793

		$520,404
Consumer Products - 0.2%
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	$369,000	$365,269

Food & Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	$167,000	$166,538
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	219,000	230,138
Tyson Foods, Inc., 5.15%, 8/15/2044	38,000	42,508

		$439,184

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Insurance - 0.1%
American International Group, Inc., 4.7%, 7/10/2035	$108,000	$112,202

Insurance - Health - 0.5%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$672,000	$737,871

Insurance - Property & Casualty - 0.1%
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	$99,000	$103,908

Local Authorities - 1.9%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$1,182,000	$974,051
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	32,000	46,953
State of California (Build America Bonds), 7.6%, 11/01/2040	925,000	1,420,856
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	450,000	567,594

		$3,009,454
Major Banks - 0.4%
Bank of America Corp., 3.004% to 12/20/2022, FLR to 12/20/2023 (n)	$183,000	$179,137
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	446,000	449,423

		$628,560
Medical & Health Technology & Services - 0.3%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$179,000	$179,380
CVS Health Corp., 5.125%, 7/20/2045	270,000	282,096
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	106,000	106,147

		$567,623
Medical Equipment - 0.2%
Medtronic, Inc., 4.625%, 3/15/2045	$237,000	$257,055

Metals & Mining - 0.3%
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	$500,000	$485,000

Midstream - 0.7%
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	$1,000,000	$1,069,620

Mortgage-Backed - 49.1%
Fannie Mae, 2.28%, 11/01/2026	$75,341	$70,764
Fannie Mae, 3.5%, 4/01/2047	831,000	830,677
Fannie Mae, 5.5%, 5/01/2019 - 3/01/2038	2,931,549	3,215,574
Fannie Mae, 6%, 7/01/2021 - 7/01/2037	891,897	997,888
Fannie Mae, 2.152%, 1/25/2023	401,000	387,303
Fannie Mae, 2.41%, 5/01/2023	126,180	122,922
Fannie Mae, 2.55%, 5/01/2023	108,544	106,435
Fannie Mae, 2.59%, 5/01/2023	68,772	67,557
Fannie Mae, 3.78%, 10/01/2023	63,025	64,896
Fannie Mae, 2.7%, 7/01/2025	200,000	194,584
Fannie Mae, 3.43%, 6/01/2026	195,111	198,522
Fannie Mae, 3.59%, 9/01/2026	72,232	74,300
Fannie Mae, 2.597%, 12/25/2026	729,000	691,496
Fannie Mae, 4.96%, 6/01/2030	123,587	132,806
Fannie Mae, 6.5%, 5/01/2031 - 2/01/2037	558,359	623,729
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	3,885,171	3,817,450
Fannie Mae, 5%, 6/01/2035 - 3/01/2042	571,433	617,644

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.5%, 1/01/2040 - 4/01/2044	$5,247,851	$5,539,789
Fannie Mae, 4%, 9/01/2040 - 7/01/2047	11,207,115	11,558,529
Fannie Mae, 3.5%, 4/01/2043 - 1/01/2047	7,792,384	7,797,956
Fannie Mae, 2%, 5/25/2044	271,541	262,482
Freddie Mac, 0.303%, 1/25/2028 (i)	5,048,114	141,750
Freddie Mac, 2.699%, 5/25/2018	626,616	626,368
Freddie Mac, 2.412%, 8/25/2018	1,038,493	1,037,989
Freddie Mac, 2.303%, 9/25/2018	275,000	274,615
Freddie Mac, 2.323%, 10/25/2018	484,929	484,632
Freddie Mac, 2.13%, 1/25/2019	1,479,239	1,474,753
Freddie Mac, 5.085%, 3/25/2019	752,000	766,013
Freddie Mac, 2.456%, 8/25/2019	383,000	382,592
Freddie Mac, 4.186%, 8/25/2019	600,000	612,719
Freddie Mac, 3.808%, 8/25/2020	219,000	224,383
Freddie Mac, 3.034%, 10/25/2020	291,000	292,757
Freddie Mac, 2.856%, 1/25/2021	400,000	400,463
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	441,338	496,964
Freddie Mac, 2.791%, 1/25/2022	517,000	515,342
Freddie Mac, 2.455%, 3/25/2022	342,729	338,717
Freddie Mac, 2.716%, 6/25/2022	399,000	396,142
Freddie Mac, 2.355%, 7/25/2022	500,000	488,703
Freddie Mac, 2.51%, 11/25/2022	496,000	486,705
Freddie Mac, 3.32%, 2/25/2023	433,000	439,858
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	1,034,471	1,043,206
Freddie Mac, 3.06%, 7/25/2023	294,000	294,901
Freddie Mac, 2.454%, 8/25/2023	379,000	368,558
Freddie Mac, 3.458%, 8/25/2023	367,000	375,234
Freddie Mac, 0.882%, 4/25/2024 (i)	4,365,392	195,496
Freddie Mac, 0.618%, 7/25/2024 (i)	4,847,920	160,128
Freddie Mac, 3.064%, 8/25/2024	489,568	489,137
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	996,030	1,050,276
Freddie Mac, 2.67%, 12/25/2024	827,000	805,867
Freddie Mac, 2.811%, 1/25/2025	642,000	630,695
Freddie Mac, 3.329%, 5/25/2025	928,000	939,322
Freddie Mac, 3.01%, 7/25/2025	225,000	223,114
Freddie Mac, 2.745%, 1/25/2026	629,000	609,501
Freddie Mac, 2.673%, 3/25/2026	900,000	866,714
Freddie Mac, 3.224%, 3/25/2027	575,000	572,836
Freddie Mac, 3.243%, 4/25/2027	583,000	581,483
Freddie Mac, 3.117%, 6/25/2027	420,000	414,332
Freddie Mac, 0.579%, 7/25/2027 (i)	8,610,304	403,433
Freddie Mac, 3.194%, 7/25/2027	616,000	611,187
Freddie Mac, 0.437%, 8/25/2027 (i)	6,809,314	242,050
Freddie Mac, 3.187%, 9/25/2027	449,000	444,669
Freddie Mac, 3.286%, 11/25/2027	613,000	611,868
Freddie Mac, 3.444%, 12/25/2027	203,000	206,035
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2036	491,601	541,494
Freddie Mac, 6.5%, 5/01/2037	118,906	133,895
Freddie Mac, 5%, 4/01/2040 - 7/01/2041	1,864,978	2,015,492
Freddie Mac, 4%, 1/01/2041 - 4/01/2044	554,737	571,706
Freddie Mac, 3.5%, 5/01/2042 - 1/01/2047	7,880,289	7,900,072
Freddie Mac, 3%, 4/01/2043 - 11/01/2046	4,455,266	4,340,443
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	976,429	1,072,018

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 4%, 8/15/2040 - 4/20/2041	$154,840	$161,074
Ginnie Mae, 4.5%, 9/20/2041	176,841	186,134
Ginnie Mae, 3.5%, 4/15/2042 - 7/20/2043	2,160,574	2,185,452
Ginnie Mae, 6.158%, 4/20/2058	11,499	12,317
Ginnie Mae, 0.658%, 2/16/2059 (i)	564,683	35,935

		$78,550,842
Network & Telecom - 0.6%
AT&T, Inc., 3.4%, 8/14/2024	$339,000	$336,646
Verizon Communications, Inc., 5.012%, 4/15/2049	596,000	604,800

		$941,446
Oils - 0.1%
Valero Energy Corp., 4.9%, 3/15/2045	$130,000	$137,945

Pharmaceuticals - 0.1%
Gilead Sciences, Inc., 4.5%, 2/01/2045	$82,000	$82,607
Gilead Sciences, Inc., 4.75%, 3/01/2046	80,000	83,761

		$166,368
Restaurants - 0.1%
McDonald’s Corp., 2.75%, 12/09/2020	$134,000	$133,809

Tobacco - 0.6%
Altria Group, Inc., 9.25%, 8/06/2019	$55,000	$60,005
Reynolds American, Inc., 8.125%, 6/23/2019	583,000	622,336
Reynolds American, Inc., 4%, 6/12/2022	79,000	80,707
Reynolds American, Inc., 4.45%, 6/12/2025	217,000	223,388

		$986,436
Transportation - Services - 0.0%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$34,000	$34,444

U.S. Government Agencies and Equivalents - 2.7%
AID-Tunisia, 2.452%, 7/24/2021	$235,000	$233,732
AID-Ukraine, 1.844%, 5/16/2019	444,000	441,981
AID-Ukraine, 1.847%, 5/29/2020	330,000	325,916
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	443,000	440,529
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	418,000	417,277
Private Export Funding Corp., 2.25%, 3/15/2020	86,000	85,634
Private Export Funding Corp., 2.3%, 9/15/2020	360,000	357,913
Private Export Funding Corp., 1.875%, 7/15/2018	460,000	460,052
Small Business Administration, 6.35%, 4/01/2021	30,826	31,900
Small Business Administration, 6.34%, 5/01/2021	35,273	36,478
Small Business Administration, 6.44%, 6/01/2021	44,185	45,731
Small Business Administration, 6.625%, 7/01/2021	43,665	45,296
Small Business Administration, 5.52%, 6/01/2024	84,541	88,120
Small Business Administration, 2.21%, 2/01/2033	202,448	196,102
Small Business Administration, 2.22%, 3/01/2033	346,272	336,256
Small Business Administration, 3.15%, 7/01/2033	290,713	292,997
Small Business Administration, 3.62%, 9/01/2033	277,118	283,056
Tennessee Valley Authority, 1.75%, 10/15/2018	292,000	291,559

		$4,410,529

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
U.S. Treasury Obligations - 25.4%
U.S. Treasury Bonds, 5.25%, 2/15/2029	$48,000	$58,588
U.S. Treasury Bonds, 4.75%, 2/15/2037	336,000	421,273
U.S. Treasury Bonds, 4.375%, 2/15/2038	3,442,000	4,141,156
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	5,097,100	6,260,274
U.S. Treasury Bonds, 3.125%, 2/15/2043	453,700	454,692
U.S. Treasury Bonds, 2.875%, 5/15/2043	1,697,100	1,625,437
U.S. Treasury Bonds, 2.5%, 2/15/2045	4,017,000	3,556,300
U.S. Treasury Bonds, 2.875%, 11/15/2046	2,766,000	2,630,941
U.S. Treasury Notes, 1.75%, 9/30/2022	6,200,000	5,964,594
U.S. Treasury Notes, 2.625%, 8/15/2020	162,000	163,006
U.S. Treasury Notes, 3.125%, 5/15/2021	5,026,000	5,125,146
U.S. Treasury Notes, 1.75%, 5/15/2022	2,208,000	2,134,946
U.S. Treasury Notes, 2.75%, 2/15/2024	577,000	577,338
U.S. Treasury Notes, 2.5%, 5/15/2024	4,038,000	3,978,692
U.S. Treasury Notes, 2%, 8/15/2025	98,000	92,564
U.S. Treasury Notes, 2%, 11/15/2026	3,706,000	3,455,845

		$40,640,792
Utilities - Electric Power - 0.4%
FirstEnergy Corp., 3.9%, 7/15/2027	$694,000	$686,520
Total U.S. Bonds		$144,948,794

Foreign Bonds - 5.7%
Australia - 0.0%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$16,000	$16,038

Brazil - 0.2%
Federative Republic of Brazil, 5.625%, 1/07/2041	$162,000	$156,330
Vale Overseas Ltd., 6.875%, 11/10/2039	165,000	200,063

		$356,393
Chile - 0.6%
Engie Energia Chile S.A., 5.625%, 1/15/2021	$566,000	$599,340
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	200,000	203,000
Transelec S.A., 4.25%, 1/14/2025	200,000	202,233

		$1,004,573
China - 0.7%
Baidu, Inc., 3.25%, 8/06/2018	$240,000	$240,438
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)	226,000	234,565
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)	690,000	706,417

		$1,181,420
France - 0.3%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$395,000	$386,911

Italy - 0.2%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$366,000	$358,934

Kazakhstan - 0.1%
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)	$201,000	$219,826

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Foreign Bonds - continued
Mexico - 1.3%
Comision Federal de Electricidad, 4.875%, 5/26/2021	$277,000	$286,695
Petroleos Mexicanos, 6.75%, 9/21/2047	21,000	21,354
Petroleos Mexicanos, 4.625%, 9/21/2023	53,000	53,270
Petroleos Mexicanos, 4.875%, 1/18/2024	95,000	96,425
Petroleos Mexicanos, 5.5%, 6/27/2044	12,000	10,752
Petroleos Mexicanos, 5.5%, 1/21/2021	130,000	136,045
Petroleos Mexicanos, 6%, 3/05/2020	129,000	135,192
Petroleos Mexicanos, 5.625%, 1/23/2046	23,000	20,594
Petroleos Mexicanos, 4.25%, 1/15/2025	15,000	14,496
Southern Copper Corp., 5.875%, 4/23/2045	80,000	92,038
United Mexican States, 3.625%, 3/15/2022	1,164,000	1,181,460

		$2,048,321
Netherlands - 0.8%
ING Bank N.V., 5.8%, 9/25/2023 (n)	$769,000	$837,092
ING Groep N.V., 3.15%, 3/29/2022	350,000	346,847

		$1,183,939
Panama - 0.1%
Republic of Panama, 3.875%, 3/17/2028	$213,000	$214,917

Peru - 0.3%
El Fondo Mivivienda S.A., 3.5%, 1/31/2023	$226,000	$221,763
Republic of Peru, 8.75%, 11/21/2033	180,000	271,800

		$493,563
Romania - 0.1%
Republic of Romania, 4.875%, 1/22/2024 (n)	$58,000	$61,457
Republic of Romania, 4.375%, 8/22/2023 (n)	36,000	37,153

		$98,610
Russia - 0.1%
LUKOIL International Finance B.V., 4.563%, 4/24/2023	$213,000	$217,901

Supranational - 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044	$158,000	$182,375

United Kingdom - 0.7%
BAT Capital Corp., 2.764%, 8/15/2022 (n)	$438,000	$425,451
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	266,000	269,289
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	267,000	251,340
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	124,000	132,371

		$1,078,451
Uruguay - 0.1%
Oriental Republic of Uruguay, 4.5%, 8/14/2024	$26,762	$28,261
Oriental Republic of Uruguay, 4.375%, 10/27/2027	47,300	48,764

		$77,025
Total Foreign Bonds		$9,119,197
Total Bonds		$154,067,991

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Investment Companies (h) - 3.3%
Money Market Funds - 3.3%
MFS Institutional Money Market Portfolio, 1.52% (v)	5,240,894	$5,240,369

Other Assets, Less Liabilities - 0.4%		595,965
Net Assets - 100.0%		$159,904,325

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $5,240,369 and $154,067,991, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,535,478, representing 4.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company

Derivative Contracts at 2/28/18

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	45	$6,454,688	June - 2018	$(7,592)
U.S. Treasury Note 5 yr	Long	USD	12	1,367,156	June - 2018	(2,444)

						$(10,036)

At February 28, 2018, the fund had liquid securities with an aggregate value of $119,135 to cover any collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of February 28, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$49,010,209	$—	$49,010,209
Non-U.S. Sovereign Debt	—	4,339,912	—	4,339,912
Municipal Bonds	—	3,009,454	—	3,009,454
U.S. Corporate Bonds	—	11,217,686	—	11,217,686
Residential Mortgage-Backed Securities	—	78,550,842	—	78,550,842
Commercial Mortgage-Backed Securities	—	950,087	—	950,087
Asset-Backed Securities (including CDOs)	—	2,210,516	—	2,210,516
Foreign Bonds	—	4,779,285	—	4,779,285
Mutual Funds	5,240,369	—	—	5,240,369
Total	$5,240,369	$154,067,991	$—	$159,308,360

Other Financial Instruments
Futures Contracts – Liabilities	$(10,036)	$—	$—	$(10,036)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		913,153	9,468,559	(5,140,818)	5,240,894

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(6)	$150	$—	$6,984	$5,240,369

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 13, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2018

*	Print name and title of each signing officer under his or her signature.